Stockholders' Equity and Regulatory Capital (Details) - Schedule of minimum capital ratios $ in Thousands	Jun. 30, 2019 USD ($)
Kentucky first federal [Member]
Common Equity Tier 1 capital ratio
Common Equity Tier 1 capital ratio, Actual Amount	$ 51,767
Common Equity Tier 1 capital ratio, Actual Ratio	26.80%
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 8,685
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	4.50%
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio
Tier 1 (core) capital ratio
Tier 1 (core) capital ratio, Actual Amount	$ 51,767
Tier 1 (core) capital ratio, Actual Ratio	0.268
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 11,581
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	6.00%
Tier 1 (core) capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount
Tier 1 (core) capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio
Total capital ratio
Total capital ratio, Actual Amount	$ 53,223
Total capital ratio, Actual Ratio	27.50%
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 15,441
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	8.00%
Total capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount
Total capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio
Tier 1 leverage capital to average assets
Tier 1 leverage capital to average assets, Actual Amount	$ 51,767
Tier 1 leverage capital to average assets, Actual Ratio	0.167
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Amount	$ 12,424
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Ratio	0.040
Tier 1 leverage capital to average assets, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount
Tier 1 leverage capital to average assets, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio
First federal of hazard [Member]
Common Equity Tier 1 capital ratio
Common Equity Tier 1 capital ratio, Actual Amount	$ 18,275
Common Equity Tier 1 capital ratio, Actual Ratio	38.50%
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 2,139
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	4.50%
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 3,090
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	6.50%
Tier 1 (core) capital ratio
Tier 1 (core) capital ratio, Actual Amount	$ 18,275
Tier 1 (core) capital ratio, Actual Ratio	0.385
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 2,852
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	6.00%
Tier 1 (core) capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 3,803
Tier 1 (core) capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	0.080
Total capital ratio
Total capital ratio, Actual Amount	$ 18,816
Total capital ratio, Actual Ratio	39.60%
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 3,803
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	8.00%
Total capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 4,753
Total capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	10.00%
Tier 1 leverage capital to average assets
Tier 1 leverage capital to average assets, Actual Amount	$ 18,275
Tier 1 leverage capital to average assets, Actual Ratio	0.223
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Amount	$ 3,285
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Ratio	0.040
Tier 1 leverage capital to average assets, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 4,106
Tier 1 leverage capital to average assets, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	0.050
First federal of kentucky [Member]
Common Equity Tier 1 capital ratio
Common Equity Tier 1 capital ratio, Actual Amount	$ 29,659
Common Equity Tier 1 capital ratio, Actual Ratio	20.40%
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 6,543
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	4.50%
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 9,451
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	6.50%
Tier 1 (core) capital ratio
Tier 1 (core) capital ratio, Actual Amount	$ 29,659
Tier 1 (core) capital ratio, Actual Ratio	0.204
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 8,724
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	6.00%
Tier 1 (core) capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 11,632
Tier 1 (core) capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	0.080
Total capital ratio
Total capital ratio, Actual Amount	$ 30,574
Total capital ratio, Actual Ratio	21.00%
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 11,632
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	8.00%
Total capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 14,540
Total capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	10.00%
Tier 1 leverage capital to average assets
Tier 1 leverage capital to average assets, Actual Amount	$ 29,659
Tier 1 leverage capital to average assets, Actual Ratio	0.129
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Amount	$ 9,175
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Ratio	0.040
Tier 1 leverage capital to average assets, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 11,469
Tier 1 leverage capital to average assets, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	0.050